Discontinued Operation (Details) - Schedule of Current Liabilities of Discontinued Operation - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Liabilities of discontinued operation
Accounts payable	$ 196,691	$ 194,650
Other payable	84,164	75,715
Income tax payable	427,918	423,478
Total current liabilities	708,773	693,843
Total liabilities	$ 708,773	$ 693,843